Cover	Mar. 13, 2026
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	Mar. 13, 2026
Entity Information [Line Items]
Entity Registrant Name	Silvaco Group, Inc.
Entity Central Index Key	0001943289
Entity File Number	001-42043
Entity Tax Identification Number	27-1503712
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	4701 Patrick Henry Drive
Entity Address, Address Line Two	Building #23
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
Entity Phone Fax Numbers [Line Items]
City Area Code	408)
Local Phone Number	567-1000
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SVCO
Security Exchange Name	NASDAQ